SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

(each, a “Fund” and together, the “Funds”)

(each a series of Six Circles Trust)

Supplement dated July 1, 2026

to the Prospectus and Summary Prospectuses

dated May 1, 2026, as Supplemented

Effective immediately, the portfolio management team for BlackRock Investment Management, LLC (“BlackRock”) for each of the Funds is amended. As a result, the portfolio manager information for the Six Circles Credit Opportunities Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus and Summary Prospectus for the Six Circles Credit Opportunities Fund is hereby deleted in its entirety and replaced with the following:

BlackRock — Passive Treasury

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
James Mauro	2026	Managing Director
Jonathan Graves	2026	Managing Director
Marcus Tom	2026	Director

Additionally, effective immediately, the portfolio manager information for the Six Circles Tax Aware Bond Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus and Summary Prospectus for the Six Circles Tax Aware Bond Fund is hereby deleted in its entirety and replaced with the following:

BlackRock

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
James Mauro	2026	Managing Director
Jonathan Graves	2026	Managing Director
Marcus Tom	2026	Director

Further the portfolio manager information for the Six Circles Global Bond Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus and the Summary Prospectus for the Six Circles Global Bond Fund is hereby deleted in its entirety and replaced with the following:

BlackRock

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Scott Radell	Inception	Managing Director
Vish Acharya	2023	Director
James Mauro	2026	Managing Director
Jonathan Graves	2026	Managing Director
Marcus Tom	2026	Director

In addition, “The Funds’ Management and Administration — The Portfolio Managers – Sub-Advisers and Sub-Sub-Advisers – Credit Opportunities Fund – BlackRock – Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

SUPP-6C-PM-726

BlackRock — Passive Treasury

BlackRock, located at 50 Hudson Yards, New York, NY 10001, serves as a Sub-Adviser to the Fund under a Sub-Advisory Agreement with the Adviser on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. As of December 31, 2025, BlackRock and its affiliates had assets under management of approximately $14.041 trillion.

Portfolio Managers:

James Mauro, Jonathan Graves and Marcus Tom serve as portfolio managers to the Fund.

James Mauro, Managing Director, is Global Head of Index Fixed Income (IFI) Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for delivering investment quality across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Mauro was Head of Index Fixed Income Portfolio Management in the Americas and Head of San Francisco Portfolio Management. Mr. Mauro’s service with the firm dates back to 2010. Prior to joining Blackrock, he was Head of Active US-based government and inflation strategies with State Street Global Advisors. Mr. Mauro earned a BS degree in business finance from Saint Michaels College in 1992 and an MBA from Boston University in 1997.

Jonathan Graves, CFA, Managing Director, is Deputy Head of Index Fixed Income (IFI) Portfolio Management team in the Americas within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for IG Credit, HY Credit, EM Credit and Municipal bonds across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Graves was a senior portfolio manager in the US Fixed Income Group responsible for implementing credit trading across investment grade, high yield and credit long/short strategies. Mr. Graves’ service with the firm dates back to 2003. Prior to joining BGI, he managed active investment grade corporate bond portfolios at Banc of America Capital Management. Mr. Graves earned a BS degree in finance from the California State University, Northridge in 1987 and an MBA in finance from the University of California, Los Angeles in 1997.

Marcus Tom, Director, is head of BlackRock’s Indexed Fixed Income Portfolio Management Team in Atlanta within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for Multi-Sector, US Securitized, US Rates, and Optimized Outcome Solutions across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Tom was a senior portfolio manager in the US Fixed Income Group responsible for US Securitized and US Rates portfolios. Mr. Tom’s service with the firm dates back to 2000, including his years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. At BGI, he was an institutional index portfolio manager/trader. His sector specialties include Agency MBS, US Treasuries, TIPS, Agencies, and Listed and OTC Derivatives. Mr. Tom earned a BA degree in managerial economics from the University of California, Davis, in 1999.

In addition, “The Funds’ Management and Administration — The Portfolio Managers – Sub-Advisers and Sub-Sub-Advisers – Tax Aware Bond Fund – BlackRock – Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

BlackRock

BlackRock, located at 50 Hudson Yards, New York, NY 10001, serves as a Sub-Adviser to the Fund under a Sub-Advisory Agreement with the Adviser on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. As of December 31, 2025, BlackRock and its affiliates had assets under management of approximately $14.041 trillion.

Portfolio Managers:

James Mauro, Jonathan Graves and Marcus Tom serve as portfolio managers to the Fund.

James Mauro, Managing Director, is Global Head of Index Fixed Income (IFI) Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for delivering investment quality across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Mauro was Head of Index Fixed Income Portfolio Management in the Americas and Head of San Francisco Portfolio Management. Mr. Mauro’s service with the firm dates back to 2010. Prior to joining Blackrock, he was Head of Active US-based government and inflation strategies with State Street Global Advisors. Mr. Mauro earned a BS degree in business finance from Saint Michaels College in 1992 and an MBA from Boston University in 1997.

Jonathan Graves, CFA, Managing Director, is Deputy Head of Index Fixed Income (IFI) Portfolio Management team in the Americas within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for IG Credit, HY Credit, EM Credit and Municipal bonds across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Graves was a senior portfolio manager in the US Fixed Income Group responsible for implementing credit trading across investment grade, high yield and credit long/short strategies. Mr. Graves’ service with the firm dates back to 2003. Prior to joining BGI, he managed active investment grade corporate bond portfolios at Banc of America Capital Management. Mr. Graves earned a BS degree in finance from the California State University, Northridge in 1987 and an MBA in finance from the University of California, Los Angeles in 1997.

Marcus Tom, Director, is head of BlackRock’s Indexed Fixed Income Portfolio Management Team in Atlanta within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for Multi-Sector, US Securitized, US Rates, and Optimized Outcome Solutions across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Tom was a senior portfolio manager in the US Fixed Income Group responsible for US Securitized and US Rates portfolios. Mr. Tom’s service with the firm dates back to 2000, including his years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. At BGI, he was an institutional index portfolio manager/trader. His sector specialties include Agency MBS, US Treasuries, TIPS, Agencies, and Listed and OTC Derivatives. Mr. Tom earned a BA degree in managerial economics from the University of California, Davis, in 1999.

In addition, “The Funds’ Management and Administration — The Portfolio Managers – Sub-Advisers and Sub-Sub-Advisers – Global Bond Fund – BlackRock – Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

BlackRock

BlackRock, located at 50 Hudson Yards, New York, NY 10001, serves as a Sub-Adviser to the Fund under a Sub-Advisory Agreement with the Adviser on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. As of December 31, 2025, BlackRock and its affiliates had assets under management of approximately $14.041 trillion.

Portfolio Managers:

Scott Radell, Vish Acharya, James Mauro, Jonathan Graves and Marcus Tom serve as portfolio managers to the Global Bond Fund. For Global Bond, Scott Radell and Vish Acharya will have day-to-day responsibilities for the active sub-sleeves and James, Jon, and Marcus will have day-to-day responsibilities for the passive sub-sleeves.

Mr. Radell, Managing Director, is a senior portfolio manager and Co-Head of BlackRock’s Systematic Fixed Income (“SFI”) portfolio management team. He is responsible for active investments across mutual funds, institutional portfolios and ETFs, and is a member of the Global Systematic Fixed Income Executive Committee. Mr. Radell’s service with the firm dates back to 2003, including his years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. Prior to his current role, Mr. Radell was Head of San Francisco Index & Active Portfolio Management, responsible for the management and oversight of all the Americas Index, iShares, and systematic based active fixed income funds. Mr. Radell started his tenure at BGI in credit research with portfolio manager responsible for BGI’s active long-only and long/short portfolios. Prior to joining BGI, Mr. Radell served as an analyst for corporate bonds and commercial mortgage-backed securities for Morgan Stanley Investment Management. Mr. Radell began his career as a fixed income client service and mortgage analyst at BARRA. Mr. Radell earned a BA degree in quantitative economics and decision sciences from the University of California at San Diego in 1992.

Mr. Acharya, Director, is a portfolio manager and member of BlackRock’s Systematic Fixed Income (“SFI”) team. He is responsible for generating alpha through stock selection across EM and Global rates strategies, as well as supporting rates research. Mr. Acharya’s service with the firm dates back to 2007. Prior to moving to his current role, Mr. Acharya was Head of Global Rates, responsible for Systematic and Index Rates strategies across ETFs and SEG mandates. He also headed the AxJ FI Index team between 2013 to 2019 managing Asian Credit and Rates products. From 2010 to 2013, he managed and traded tax-exempt funds. He has also worked in BlackRock’s Risk & Quantitative Analysis Group. He began his career with Oracle as a software engineer. Mr. Acharya earned a Bachelor of Engineering degree in computer science from the Maharashtra Institute of Technology, a Master’s degree in electrical engineering and computer science, specializing in artificial intelligence from the University of Toledo, and an MBA from Cornell University. Mr. Acharya co-authored “Fuzzy Inference System for PIOPED-Compliant Diagnosis of Pulmonary Embolism” (ANNIE 2000).

James Mauro, Managing Director, is Global Head of Index Fixed Income (IFI) Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for delivering investment quality across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Mauro was Head of Index Fixed Income Portfolio Management in the Americas and Head of San Francisco Portfolio Management. Mr. Mauro’s service with the firm dates back to 2010. Prior to joining Blackrock, he was Head of Active US-based government and inflation strategies with State Street Global Advisors. Mr. Mauro earned a BS degree in business finance from Saint Michaels College in 1992 and an MBA from Boston University in 1997.

Jonathan Graves, CFA, Managing Director, is Deputy Head of Index Fixed Income (IFI) Portfolio Management team in the Americas within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for IG Credit, HY Credit, EM Credit and Municipal bonds across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Graves was a senior portfolio manager in the US Fixed Income Group responsible for implementing credit trading across investment grade, high yield and credit long/short strategies. Mr. Graves’ service with the firm dates back to 2003. Prior to joining BGI, he managed active investment grade corporate bond portfolios at Banc of America Capital Management. Mr. Graves earned a BS degree in finance from the California State University, Northridge in 1987 and an MBA in finance from the University of California, Los Angeles in 1997.

Marcus Tom, Director, is head of BlackRock’s Indexed Fixed Income Portfolio Management Team in Atlanta within BlackRock Global Markets & Index Investments (“BGM”). He leads the teams responsible for Multi-Sector, US Securitized, US Rates, and Optimized Outcome Solutions across Blackrock’s index fixed income funds and ETFs. Previously, Mr. Tom was a senior portfolio manager in the US Fixed Income Group responsible for US Securitized and US Rates portfolios. Mr. Tom’s service with the firm dates back to 2000, including his years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. At BGI, he was an institutional index portfolio manager/trader. His sector specialties include Agency MBS, US Treasuries, TIPS, Agencies, and Listed and OTC Derivatives. Mr. Tom earned a BA degree in managerial economics from the University of California, Davis, in 1999.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

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